GOLDMAN SACHS TRUST

Goldman Sachs Fundamental Equity Value Funds

Class A, Class C, Institutional, Service, Investor, Class P, Class R and

Class R6 Shares, as applicable, of the

Goldman Sachs Large Cap Value Fund

Goldman Sachs Mid Cap Value Fund

Goldman Sachs Small Cap Value Fund

Goldman Sachs Small/Mid Cap Value Fund

(each, a “Fund” and, together, the “Funds”)

Supplement dated October 18, 2023 to the

Prospectuses and Summary Prospectuses, each dated December 29, 2022,

as supplemented to date

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

The Board of Trustees of Goldman Sachs Trust has approved a change to each Fund’s non-fundamental policy to invest at least 80% of its net assets in particular investments (“80% Policy”). The change in each Fund’s 80% Policy will be effective on December 29, 2023 (the “Effective Date”).

Each Fund currently invests at least 80% of its net assets in a diversified portfolio of companies with specific market capitalizations—namely, large cap, mid cap, small cap and small/mid cap companies. Each Fund’s 80% Policy references the market capitalization of companies constituting a specific third-party index. On the Effective Date, each Fund’s 80% Policy will be revised to remove these references, and each Fund’s Prospectuses and Summary Prospectuses will instead define the relevant market capitalizations for purposes of the Fund’s 80% Policy. These changes will not materially impact the market capitalizations of the companies in which each Fund invests under its 80% Policy or materially impact the way in which the Funds are managed.

Accordingly, on the Effective Date, each Fund’s Prospectuses and Summary Prospectuses are revised as follows:

The following replaces in their entirety the first two sentences under the “Goldman Sachs Large Cap Value Fund—Summary—Principal Strategy” section in the Funds’ Prospectuses and the “Principal Strategy” section in the Goldman Sachs Large Cap Value Fund’s Summary Prospectuses:

The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) (“Net Assets”) in a diversified portfolio of equity investments in large-cap U.S. issuers. Large-cap issuers will generally have public stock market capitalizations above $3 billion. The Fund may also invest in securities below this capitalization threshold at the time of investment.

The following replaces in their entirety the first two sentences under the “Goldman Sachs Mid Cap Value Fund—Summary—Principal Strategy” section in the Funds’ Prospectuses and the “Principal Strategy” section in the Goldman Sachs Mid Cap Value Fund’s Summary Prospectuses:

The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) (“Net Assets”) in a diversified portfolio of equity investments in mid-cap issuers. Mid-cap issuers will generally have public stock market capitalizations between $2 billion and $50 billion. The Fund may also invest in securities outside of this capitalization range at the time of investment.

The following replaces in their entirety the first two sentences under the “Goldman Sachs Small Cap Value Fund—Summary—Principal Strategy” section in the Funds’ Prospectuses and the “Principal Strategy” section in the Goldman Sachs Small Cap Value Fund’s Summary Prospectuses:

The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) (“Net Assets”) in a diversified portfolio of equity investments in small-cap issuers. Small-cap issuers will generally have public stock market capitalizations between $100 million and $8 billion. The Fund may also invest in securities outside of this capitalization range at the time of investment.

The following replaces in their entirety the first two sentences under the “Goldman Sachs Small/Mid Cap Value Fund—Summary—Principal Strategy” section in the Funds’ Prospectuses and the “Principal Strategy” section in the Goldman Sachs Small/Mid Cap Value Fund’s Summary Prospectuses:

The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) (“Net Assets”) in a diversified portfolio of equity investments in small- and mid-cap issuers. Small-cap and mid-cap issuers will generally have public stock market capitalizations between $100 million and $50 billion. The Fund may also invest in securities outside of this capitalization range at the time of investment.

The following replaces in their entirety the first four sentences under “Investment Management Approach—Principal Investment Strategies—Large Cap Value Fund” in the Funds’ Prospectuses:

The Fund invests, under normal circumstances, at least 80% of its Net Assets in a diversified portfolio of equity investments in large-cap U.S. issuers. Large-cap issuers will generally have public stock market capitalizations (based upon shares available for trading on an unrestricted basis) above $3 billion; however, this capitalization threshold will change with market conditions. The Fund may also invest in securities below this capitalization threshold at the time of investment. Shareholders will be provided with sixty days’ notice in the manner prescribed by the SEC before any change in the Fund’s policy to invest at least 80% of its Net Assets in the particular type of investment suggested by its name. If the market capitalization of a company held by the Fund moves below this threshold, the Fund may, but is not required to, sell the securities.

The following replaces in their entirety the first four sentences under “Investment Management Approach—Principal Investment Strategies—Mid Cap Value Fund” in the Funds’ Prospectuses:

The Fund invests, under normal circumstances, at least 80% of its Net Assets in a diversified portfolio of equity investments in mid-cap U.S. issuers. Mid-cap issuers will generally have public stock market capitalizations (based upon shares available for trading on an unrestricted basis) between $2 billion and $50 billion; however, this capitalization range will change with market conditions. The Fund may also invest in securities outside of this capitalization range at the time of investment. Shareholders will be provided with sixty days’ notice in the manner prescribed by the SEC before any change in the Fund’s policy to invest at least 80% of its Net Assets in the particular type of investment suggested by its name. If the market capitalization of a company held by the Fund moves outside this range, the Fund may, but is not required to, sell the securities.

The following replaces in their entirety the first four sentences under “Investment Management Approach—Principal Investment Strategies—Small Cap Value Fund” in the Funds’ Prospectuses:

The Fund invests, under normal circumstances, at least 80% of its Net Assets in a diversified portfolio of equity investments in small-cap issuers. Small-cap issuers will generally have public stock market capitalizations (based upon shares available for trading on an unrestricted basis) between $100 million and $8 billion; however, this capitalization range will change with market conditions. The Fund may also invest in securities outside of this capitalization range at the time of investment. Shareholders will be provided with sixty days’ notice in the manner prescribed by the SEC before any change in the Fund’s policy to invest at least 80% of its Net Assets in the particular type of investment suggested by its name. If the market capitalization of a company held by the Fund moves outside this range, the Fund may, but is not required to, sell the securities.

The following replaces in their entirety the first four sentences under “Investment Management Approach—Principal Investment Strategies—Small/Mid Cap Value Fund” in the Funds’ Prospectuses:

The Fund invests, under normal circumstances, at least 80% of its Net Assets in a diversified portfolio of equity investments in small and mid-cap issuers. Small-cap and Mid-cap issuers will generally have public stock market capitalizations (based upon shares available for trading on an unrestricted basis) between $100 million and $50 billion; however, this capitalization range will change with market conditions. The Fund may also invest in securities outside of this capitalization range at the time of investment. Shareholders will be provided with sixty days’ notice in the manner prescribed by the SEC before any change in the Fund’s policy to invest at least 80% of its Net Assets in the particular type of investment suggested by its name. If the market capitalization of a company held by the Fund moves outside this range, the Fund may, but is not required to, sell the securities.

In addition, on the Effective Date, the Funds’ Prospectuses and Summary Prospectuses are hereby revised to the extent necessary to reflect the changes described above.

This Supplement should be retained with your Prospectuses and Summary Prospectuses for future reference.

EQG24OPSTK 10-23